Leases - Additional Information (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Schedule of Operating Leases [Line Items]
Gains on sales of operating lease assets			¥ 26,238	¥ 15,888
Operating Lease Assets Other than Real Estate
Schedule of Operating Leases [Line Items]
Gains on sales of operating lease assets	¥ 5,731	¥ 2,022	10,798	3,134
Real Estate Asset
Schedule of Operating Leases [Line Items]
Gains on sales of operating lease assets	¥ 7,475	¥ 8,050	¥ 15,440	¥ 12,754